Trade Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Accounts, Trade Notes and Accounts Receivable (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets [Line Items]
Beginning balance	$ (1,143)
Add: Provision for credit loss	196	$ 179	$ 128
Ending balance	(1,187)	(1,143)
Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Beginning balance	1,143	1,102
Add: Provision for credit loss	196	179
Less: Amounts written off	(152)	(138)
Ending balance	$ 1,187	$ 1,143	$ 1,102